Stock-Based Compensation (Schedule Of Stock-Based Compensation Weighted Average Assumptions Used To Value Stock Option Grants) (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock-Based Compensation [Abstract]
Risk-free interest rate	0.50%	1.30%	2.10%
Expected life (years)	4 years	5 years	4 years
Expected volatility	24.00%	25.00%	25.00%
Dividend yield	2.50%	8.10%	6.20%
Estimated forfeitures	4.50%	12.90%	3.30%